EARNINGS (LOSS) PER COMMON SHARE (Tables)	12 Months Ended
Mar. 31, 2017
EARNINGS (LOSS) PER COMMON SHARE
Schedule of basic and diluted earnings (loss) per common share

	Year Ended March 31,
	2015	2016	2017
	RMB	RMB	RMB
Numerator:
Net earnings (loss)	23,055,720	26,051,187	(9,716,002)
Less: Dividends paid to participating securities	(693,728)	—	—
Net earnings (loss) attributable to participating securities	—	(130,924)	—

Net earnings (loss) available to common shareholders	22,361,992	25,920,263	(9,716,002)
Denominator:
Denominator for basic earnings (loss) per share:
Weighted average common shares outstanding	45,597,580	45,635,186	45,772,916
Plus: Incremental shares issuable upon exercise of share options	—	—	—

Denominator for diluted earnings (loss) per share	45,597,580	45,635,186	45,772,916
Basic earnings (loss) per common share	0.49	0.57	(0.21)
Diluted earnings (loss) per common share	0.49	0.57	(0.21)

Summary of potential common shares outstanding excluded from the calculation of diluted earnings (loss) per share
	Year ended March 31,
	2015	2016	2017
Shares issuable under share options	3,885,667	1,904,067	2,451,067